INCOME TAX EXPENSE (Details Narrative) - HKD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Income Tax Disclosure [Abstract]
Income tax examination description	707IL and BXF are operating in Hong Kong and are subject to the Hong Kong profits tax at the two-tiered income tax rates at the rate of 8.25% on the estimated assessable income up to HK$2,000,000 and 16.5% on any part of assessable income over HK$2,000,000 arising in Hong Kong during its tax year.
Unrecognized uncertain tax positions	$ 0	$ 0
Interest and penalties	$ 0	$ 0	$ 0